Investment Risks	Oct. 02, 2026
Cantor Fitzgerald Equity Dividend Plus Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:

Cantor Fitzgerald Equity Dividend Plus Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Cantor Fitzgerald Equity Dividend Plus Fund | Dividend Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dividend Strategy Risk. The Fund’s focus on dividend-paying stocks could cause it to underperform relative to funds that invest without consideration of a company’s track record of paying dividends. An issuer of a stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income.

Cantor Fitzgerald Equity Dividend Plus Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Cantor Fitzgerald Equity Dividend Plus Fund | Midcap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Cantor Fitzgerald Equity Dividend Plus Fund | Covered Call Option Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock.

Cantor Fitzgerald Equity Dividend Plus Fund | Active Management And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management and Selection Risk. The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Cantor Fitzgerald Equity Dividend Plus Fund | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. The Fund seeks to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio.

Cantor Fitzgerald Equity Dividend Plus Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.
Cantor Fitzgerald Equity Dividend Plus Fund | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Cantor Fitzgerald Equity Dividend Plus Fund | Changes In Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Cantor Fitzgerald Equity Dividend Plus Fund | Highly Volatile Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Cantor Fitzgerald Equity Dividend Plus Fund | U S Debt Ceiling And Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Cantor Fitzgerald Equity Dividend Plus Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Cantor Fitzgerald Equity Dividend Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of your money is a principal risk of investing in the Fund.
Cantor Fitzgerald Equity Dividend Plus Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Cantor Fitzgerald Large Cap Focused Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:

Cantor Fitzgerald Large Cap Focused Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Cantor Fitzgerald Large Cap Focused Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Cantor Fitzgerald Large Cap Focused Fund | Active Management And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management and Selection Risk. The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Cantor Fitzgerald Large Cap Focused Fund | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Cantor Fitzgerald Large Cap Focused Fund | Changes In Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Cantor Fitzgerald Large Cap Focused Fund | Highly Volatile Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Cantor Fitzgerald Large Cap Focused Fund | U S Debt Ceiling And Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Cantor Fitzgerald Large Cap Focused Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Cantor Fitzgerald Large Cap Focused Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Cantor Fitzgerald Large Cap Focused Fund | Limited Number Of Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Number of Securities Risk. The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Cantor Fitzgerald Large Cap Focused Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The risk that the value of securities in a particular sector (such as information technology) will decline because of changing expectations for the performance of that sector.
Cantor Fitzgerald Large Cap Focused Fund | Small To Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small to Mid Cap Company Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Cantor Fitzgerald Large Cap Focused Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Cantor Fitzgerald Large Cap Focused Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of your money is a principal risk of investing in the Fund.
Cantor Fitzgerald Large Cap Focused Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Cantor Fitzgerald International Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:

Cantor Fitzgerald International Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Cantor Fitzgerald International Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Cantor Fitzgerald International Equity Fund | Midcap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Company Risk. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Cantor Fitzgerald International Equity Fund | Active Management And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management and Selection Risk. The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Cantor Fitzgerald International Equity Fund | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Cantor Fitzgerald International Equity Fund | Changes In Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Cantor Fitzgerald International Equity Fund | Highly Volatile Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Cantor Fitzgerald International Equity Fund | U S Debt Ceiling And Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Cantor Fitzgerald International Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Cantor Fitzgerald International Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Cantor Fitzgerald International Equity Fund | Limited Number Of Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Number of Securities Risk. The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Cantor Fitzgerald International Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The risk that the value of securities in a particular sector will decline because of changing expectations for the performance of that sector.

●	Financial Sector Risk. Companies in the financial sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

●	Information Technology. Technology companies may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

●	Industrials. The industrials sector is subject the adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

Cantor Fitzgerald International Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Cantor Fitzgerald International Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Cantor Fitzgerald International Equity Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, there may be greater market manipulation, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.

Cantor Fitzgerald International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of your money is a principal risk of investing in the Fund.
Cantor Fitzgerald International Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Cantor Fitzgerald High Income Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:

Cantor Fitzgerald High Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Cantor Fitzgerald High Income Fund | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Cantor Fitzgerald High Income Fund | Changes In Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Cantor Fitzgerald High Income Fund | Highly Volatile Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Cantor Fitzgerald High Income Fund | U S Debt Ceiling And Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Cantor Fitzgerald High Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity failures by and breaches of the Fund’s Manager, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, or result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Cantor Fitzgerald High Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability, military conflicts and sanctions, terrorism, arbitrary application of laws and regulations or lack of rule of law, and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Sanctions or other government actions against certain countries could negatively impact the Fund’s investments in securities that have exposure to those countries. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets.

Cantor Fitzgerald High Income Fund | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens,” the value of the security will generally go down.

Cantor Fitzgerald High Income Fund | Credits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Cantor Fitzgerald High Income Fund | Junk Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk Bonds Risk. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Cantor Fitzgerald High Income Fund | Subordinated Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subordinated Securities Risk. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Cantor Fitzgerald High Income Fund | Emerging Market Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Securities Risk. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Cantor Fitzgerald High Income Fund | Prepayment Or Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Cantor Fitzgerald High Income Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension Risk. During periods of rising interest rates, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Cantor Fitzgerald High Income Fund | Portfolio Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Selection Risk. The value of your investment may decrease if the Advisor’s judgment about the quality, relative yield, value or market trends affecting a particular market segment, security, industry, sector or region, or about interest rates or other market factors, is incorrect, or there may be imperfections, errors or limitations in the models, tools and information used by the Advisor.

Cantor Fitzgerald High Income Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Cantor Fitzgerald High Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of your money is a principal risk of investing in the Fund.
Cantor Fitzgerald High Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Cantor Fitzgerald Equity Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:

Cantor Fitzgerald Equity Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Cantor Fitzgerald Equity Opportunity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Cantor Fitzgerald Equity Opportunity Fund | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Cantor Fitzgerald Equity Opportunity Fund | Changes In Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Cantor Fitzgerald Equity Opportunity Fund | Highly Volatile Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Cantor Fitzgerald Equity Opportunity Fund | U S Debt Ceiling And Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Cantor Fitzgerald Equity Opportunity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity failures by and breaches of the Fund’s Manager, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, or result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Cantor Fitzgerald Equity Opportunity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability, military conflicts and sanctions, terrorism, arbitrary application of laws and regulations or lack of rule of law, and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Sanctions or other government actions against certain countries could negatively impact the Fund’s investments in securities that have exposure to those countries. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets.

Cantor Fitzgerald Equity Opportunity Fund | Emerging Market Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Securities Risk. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Cantor Fitzgerald Equity Opportunity Fund | Portfolio Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Selection Risk. The value of your investment may decrease if the Advisor’s judgment about the attractiveness, quality, relative yield, value or market trends affecting a particular market segment, security, industry, sector or region, or about market movements or interest rates or other factors, is incorrect, or there may be imperfections, errors or limitations in the models, tools and information used by the Advisor.

Cantor Fitzgerald Equity Opportunity Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Cantor Fitzgerald Equity Opportunity Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid Cap Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Cantor Fitzgerald Equity Opportunity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses and other costs, which would reduce performance. Trading activity could also cause shareholders to incur a higher level of taxable income or capital gains.

Cantor Fitzgerald Equity Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of your money is a principal risk of investing in the Fund.
Cantor Fitzgerald Equity Opportunity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.